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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: __________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

   /s/ Paul A. Frick        West Conshohocken, PA              5/14/12
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No. Form 13F File Number                Name
1   28-2635                             Gardner Russo & Gardner
2   28-1646                             SASCO Capital, Inc.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           66

Form 13F Information Table Value Total:     $106,353
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.  Form 13F File Number  Name

       3    28-11063              Permit Capital GP, L.P.

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
                                                          VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
CITIGROUP INC                     COM NEW     172967424   2,972      81,317  SH         OTHER        3     X
DELL INC                            COM       24702R101   2,215     133,459  SH         OTHER        3     X
FLOWSERVE CORP                      COM       34354P105   1,631      14,120  SH         OTHER        3     X
GAMESTOP CORP                   CLASS A NEW   36467W109   1,311      60,015  SH         OTHER        3     X
GENERAL ELECTRIC                    COM       369604103   2,301     114,631  SH         OTHER        3     X
GOLDMAN SACHS GROUP INC             COM       38141G104   2,624      21,100  SH         OTHER        3     X
GOOGLE INC                        CLASS A     38259P508   2,116       3,300  SH         OTHER        3     X
INTERDIGITAL CORP                   COM       45867G101     732      21,000  SH         OTHER        3     X
JOHNSON & JOHNSON                   COM       478160104   2,797      42,400  SH         OTHER        3     X
LIBERTY INTERACTIVE CORP       INT COM SER A  53071M104   3,395     177,823  SH         OTHER        3     X
MASTERCARD INC                    CLASS A     57636Q104   1,262       3,000  SH         OTHER        3     X
MCKESSON CORP                       COM       58155Q103   3,177      36,200  SH         OTHER        3     X
MICROSOFT CORP                      COM       594918104   3,184      98,700  SH         OTHER        3     X
NEWCASTLE INVESTMENT CORP           COM       65105M108     771     122,715  SH         OTHER        3     X
NOBLE CORP                          COM       H5833N103   1,441      38,450  SH         OTHER        3     X
ORACLE INC                          COM       68389X105   1,753      60,100  SH         OTHER        3     X
PHILIP MORRIS INTL INC              COM       718172109   1,692      19,100  SH         OTHER        3     X
SBA COMMUNICATIONS CORP             COM       78388J106  52,472   1,032,703  SH         OTHER        3     X
SPRINT NEXTEL CORP               COM SER 1    852061100   1,454     510,111  SH         OTHER        3     X
VIACOM INC                        CLASS B     92553P201   1,500      31,600  SH         OTHER        3     X
VODAFONE GROUP PLC             SPONS ADR NEW  92857W209   1,917      69,275  SH         OTHER        3     X
WILLIAMS COS INC DEL                COM       969457100   1,232      40,000  SH         OTHER        3     X
                                                             --
ALTRIA GROUP INC                    COM       02209S103     548      17,750  SH         OTHER      1,3     X
ANNHEUSER BUSCH INBEV SA/NV      SPONS ADR    03524A108     564       7,750  SH         OTHER      1,3     X
BERKSHIRE HATHAWAY INC DEL         CL A       084670108   1,341          11  SH         OTHER      1,3     X
BERKSHIRE HATHAWAY INC DEL         CL B       084670702      61         750  SH         OTHER      1,3     X
BROWN FORMAN CORP                  CL A       115637100     347       4,250  SH         OTHER      1,3     X
COMCAST CORP NEW                 CL A SPL     20030N200     251       8,500  SH         OTHER      1,3     X
MARTIN MARIETTA MATLS INC           COM       573284106     278       3,250  SH         OTHER      1,3     X
MASTERCARD INC                    CLASS A     57636Q104     641       1,525  SH         OTHER      1,3     X
PHILIP MORRIS INTL INC              COM       718172109   1,462      16,500  SH         OTHER      1,3     X
SCRIPPS NETWORKS INTERACTIVE     CL A COM     811065101     146       3,000  SH         OTHER      1,3     X
WASHINGTON POST CO                 CL B       939640108     112         300  SH         OTHER      1,3     X
WELLS FARGO & CO NEW                COM       949746101     717      21,000  SH         OTHER      1,3     X
UNILEVER NV                     NY SHS NEW    904784704     553      16,250  SH         OTHER      1,3     X
                                                             --
BALL CORP                           COM       058498106     195       4,550  SH         OTHER      2,3     X
BEAM INC                            COM       073730103     196       3,350  SH         OTHER      2,3     X
BIG LOTS INC                        COM       089302103     219       5,100  SH         OTHER      2,3     X
CON-WAY INC                         COM       205944101      91       2,800  SH         OTHER      2,3     X
CONSOL ENERGY                       COM       20854P109     160       4,700  SH         OTHER      2,3     X
CROWN HOLDINGS INC                  COM       228368106     204       5,550  SH         OTHER      2,3     X
DEVON ENERGY                        COM       25179M103     199       2,800  SH         OTHER      2,3     X
DOMINION RESOURCES                  COM       25746U109     200       3,900  SH         OTHER      2,3     X
DOW CHEMICAL CO                     COM       260543103     152       4,400  SH         OTHER      2,3     X
EL PASO CORP                        COM       28336L109     146       4,950  SH         OTHER      2,3     X
FMC CORP                            COM       302491303      69         650  SH         OTHER      2,3     X
FORTUNE BRANDS HOME & SEC           COM       34964C106     147       6,650  SH         OTHER      2,3     X
INTERNATIONAL PAPER                 COM       460146103      67       1,910  SH         OTHER      2,3     X
MASCO CORP                          COM       574599106     134      10,000  SH         OTHER      2,3     X
NABORS INDUSTRIES                   COM       G6359F103     117       6,670  SH         OTHER      2,3     X
ONEOK INC                           COM       682680103     131       1,600  SH         OTHER      2,3     X
OWENS CORNING                       COM       690742101     328       9,100  SH         OTHER      2,3     X
OWENS ILLINOIS NEW                  COM       690768403     215       9,200  SH         OTHER      2,3     X
PACKAGING CORP OF AMERICA           COM       695156109     139       4,700  SH         OTHER      2,3     X
PENNY J.C.                          COM       708160106     152       4,300  SH         OTHER      2,3     X
RAYTHEON NEW                        COM       755111507     248       4,700  SH         OTHER      2,3     X
REPUBLIC SERVICES INC.              COM       760759100     243       7,950  SH         OTHER      2,3     X
SAFEWAY INC NEW                     COM       786514208     233      11,550  SH         OTHER      2,3     X
SARA LEE CORP                       COM       803111103     287      13,350  SH         OTHER      2,3     X
SUNOCO INC                          COM       86764P109     219       5,750  SH         OTHER      2,3     X
THOMAS & BETTS                      COM       884315102     209       2,900  SH         OTHER      2,3     X
TJX COMPANIES                       COM       872540109      95       2,400  SH         OTHER      2,3     X
WASTE MANAGEMENT                    COM       94106L109     129       3,700  SH         OTHER      2,3     X
WEYERHAEUSER CO                     COM       962166104     103       4,700  SH         OTHER      2,3     X
WILLIAMS COS                        COM       969457100     236       7,650  SH         OTHER      2,3     X
XYLEM INC                           COM       98419M100     118       4,250  SH         OTHER      2,3     X